INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Textual (Details) - COP ($) $ in Millions	2 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of investments in associates and joint ventures [Line Items]
Investments in joint ventures	$ 7,711	$ 7,711	$ 117,191
Concesionaria Ruta del Sol [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Proportion of ownership interest in joint venture	100.00%		33.00%
Allowance for Impairment			$ 140,691
Investments in joint ventures			$ 111,783
Estudios y Proyectos del Sol S.A.S.
Disclosure of investments in associates and joint ventures [Line Items]
Proportion of ownership interest in subsidiary		38.25%
Estudios y Proyectos del Sol S.A.S. | Corporacion Financiera Colombiana S.A.
Disclosure of investments in associates and joint ventures [Line Items]
Proportion of ownership interest in subsidiary		100.00%